Accounts Receivables (Tables)	6 Months Ended
Apr. 30, 2023
Accounts Receivables [Abstract]
Schedule of Accounts Receivables, Net	Accounts receivables, net is comprised of the following:
	April 30, 2023	October 31, 2022
Accounts receivables	47,490	45,100
Allowance for doubtful accounts	(6,076)	(5,753)
Total, net	41,414	39,347
	April 30,	October 31,
	2023	2022
Accounts receivables-related parties	374,796	354,857
Allowance for doubtful accounts	(173,356)	(139,911)
Total, net	201,440	214,946

Schedule of Allowance for Doubtful Accounts	The following is a summary of the activity in the allowance for doubtful accounts:
	April 30, 2023	October 31, 2022
Balance at beginning of year	145,664	18,458
Provision	25,528	143,003
Charge-offs		-
Recoveries		-
Effect of translation adjustment	8,240	(15,797)
Balance at end	179,432	145,664